Investment Risks - ATAC Credit Rotation ETF	Dec. 22, 2025
Associated Risks of Short-Term Signals [Member]
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Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader fixed income market.

Additionally, because the Sub-Adviser determines the exposure for the Fund based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader fixed income market if the Index is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Underlying ETFs Risks [Member]
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Underlying ETFs Risks. The Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. Underlying ETFs are also subject to the “ETF Risks” described below.

Interest Rate Risk [Member]
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Interest Rate Risk. When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. Low interest rate environments heighten the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

Credit Risk [Member]
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Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The Fund may invest directly or through Underlying ETFs in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause the Fund or an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce the Fund’s or such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Fund or Underlying ETF will decline. The Fund could lose money on direct or indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

General Market Risk [Member]
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General Market Risk. Economies and financial markets throughout the world are interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Securities Risk [Member]
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Government Securities Risk. The Fund may invest directly or through Underlying ETFs in government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk [Member]
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High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high yield securities. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Management Risk [Member]
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Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

ETF Risk [Member]
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Risk [Text Block]	ETF Risk
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○              Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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○              Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
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○              Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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○              Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.